Compensation and Benefits - Components of expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Salaries, incentive compensation and benefits	$ 301,621	[1]	$ 227,258	[1]	$ 198,601	[1]
Share-based compensation	655,417		0		0
Salaries, incentive compensation and benefits	309,163		227,258		198,601
Pre-offering related compensation-share-based awards	404,160		101,682		(21,082)
Pre-offering related compensation - other	143,035		54,153		55,714
Total compensation and benefits	856,358		383,093		233,233
Change in value of Class B liability awards	41,942		101,682		(21,082)
Class B award modification expense	287,292		0		0
Amortization expense on pre-offering Class B awards	74,926		0		0
Pre-offering related compensation-share-based awards	404,160		101,682		(21,082)
Partners' Capital Account, Distributions	332,000		135,000		122,800
Total pre-offering related compensation	547,195		155,835		34,632
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	7,542		0		0
Cash incentive compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-offering related compensation - other	56,788		0		0
Bonus make-whole compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-offering related compensation - other	20,520		0		0
Class B Liability Awards | Distributions on liability awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Partners' Capital Account, Distributions	$ 65,727		$ 54,153		$ 55,714

[1]	Excluding restricted share compensation expense